Net Loss Per Share (Details) - Schedule of basic and diluted loss per share - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Numerator:
Net loss for basic and diluted loss per share	$ (20,948)	$ (18,911)
Denominator:
Weighted average shares - for basic and diluted net loss per share	65,721	58,616
Net loss per share
Basic and diluted	$ (0.32)	$ (0.32)